Retirement Benefit Plans - Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Discount rate	1.30%	1.65%
Future salary increase rate	3.00%	3.00%